Earnout liability - Schedule of Reconciliation of Fair Value Measurements Categorised within Level 3 of the Fair Value Hierarchy (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule Of Reconciliation Of Fair Value Measurements Categorised Within Level3 Of The Fair Value Hierarchy Abstract
Opening balance
Issued	168,720
Gains and losses recognized in profit or loss	(158,822)
Closing balance	$ 9,898